For Internal Use Only Sec File No. 9- [redacted] 06060200	Submit 1 Original and 9 copies 91-815	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 1 7 2006
DIVISION OF MARKET REGULATION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   F/N **International Securities Exchange, Inc.**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Clearinghouse.
3. Class of New Derivative Securities Product:
   Securities Options.
4. Name of Underlying Instrument:
   ISE-Revere Natural Gas Index
   Keefe, Bruyette & Woods Bank Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
   All Indexes referred to in Item 4 above are Narrow-Based.
6. Ticker Symbol(s) of New Derivative Securities Product:
   ISE-Revere Natural Gas Index – FUM
   Keefe, Bruyette & Woods Bank Index – BKX
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   New York Stock Exchange, Nasdaq Global Market and American Stock Exchange.
8. Settlement Methodology of New Derivative Securities Product:
   A.M., Cash-Settled.
9. Position Limits of New Derivative Securities Product (if applicable):
   31,500 Contracts – FUM
   44,000 Contracts - BKX

PROCESSED
OCT 3 1 2006
THOMSON
FINANCIAL

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Michael J. Simon**
Title:	**General Counsel and Secretary**
Telephone Number:	**212-897-0230**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**October 12, 2006**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	October 17, 2006

ISE
INTERNATIONAL SECURITIES EXCHANGE.

60 Broad Street New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.iseoptions.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 17 2006
DIVISION OF MARKET REGULATION

October 12, 2006

By Facsimile and Overnight Courier

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) Narrow-based Indexes

Dear Ms. Jackson:

The International Securities Exchange, Inc. hereby files Form 19b-4(e), with respect to the ISE-Revere Natural Gas Index and the Keefe, Bruyette & Woods Bank Index. These securities are narrow-based indexes listed for trading pursuant to ISE Rule 2002.

Sincerely,

Michael J. Simon
General Counsel and Secretary

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(c)
Public Availability:	October 17, 2006